[LOGO] CMA(R)

CMA MONEY FUND

--------------------------------------------------------------------------------
Annual Report

March 31, 1999
--------------------------------------------------------------------------------

[LOGO] Merrill Lynch

DEAR SHAREHOLDER:

For the year ended March 31, 1999, CMA Money Fund paid shareholders a net annualized dividend of 4.98%.* As of March 31, 1999, the Fund's 7-day yield was 4.40%.

The average portfolio maturity for CMA Money Fund at March 31, 1999 was 76 days, compared to 83 days at September 30, 1998.

The Environment

There were some conflicting signals regarding the future direction of the US economy during the quarter ended March 31, 1999. However, on balance the economic outlook continued to be positive. The US economic expansion is ongoing, especially in the consumer sector. Economic growth has not ignited inflation, although the Organization for Petroleum Exporting Countries (OPEC) successfully engineered a near-term increase in the price of crude oil. Against this backdrop, the US Federal Reserve Board kept monetary policy on hold. In line with our belief that Federal Reserve Board policy would remain on hold, we maintained a constructive average maturity by adding to the Fund's position in one-year certificates of deposit. Outside of the United States, signs of growth are less apparent in other major industrial economies, although the economic outlook appears to be improving in Europe. Although the crisis in Yugoslavia has raised serious geopolitical concerns, it was not a significant factor in the economic or investment outlook. In Japan, there are not yet clear signs that Japan's economy is improving, and the emerging economies remain tentative.

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

In the US capital markets, long-term interest rates have risen somewhat thus far in 1999, but yield spreads between Treasury and corporate issues are tightening. However, the major news was the Dow Jones Industrial Average closing above the 10,000 level for the first time; shortly after the end of the March quarter, other stock market indexes reached record high levels. Nevertheless, the US stock market's rise was very narrow in scope, with relatively few large-capitalization issues accounting for the advance.

The Fund's portfolio composition at the end of the March period and as of our last report to shareholders is detailed below:

                                                         3/31/99        9/30/98
                                                         -------        -------

Bank Notes .........................................        4.0%          4.4%
Certificates of Deposit ............................        0.5           0.8
Certificates of Deposit--European ..................        3.3           1.9
Certificates of Deposit--Yankee* ...................        7.9           6.7
Commercial Paper ...................................       41.7          35.6
Corporate Notes ....................................        4.0           5.4
Funding Agreements .................................        1.7           1.4
Master Notes .......................................        3.4           1.5
Medium-Term Notes ..................................        7.1          10.4
Repurchase Agreements ..............................        0.1           0.3
Time Deposits ......................................         --           0.3
US Government & Agency
Obligations--Discount Notes ........................        9.3          11.3
US Government & Agency
Obligations--Non-Discount Notes ....................       18.5          20.6
Liabilities in Excess of Other Assets ..............       (1.5)         (0.6)
                                                          -----         -----
Total ..............................................      100.0%        100.0%
                                                          =====         =====

* US branches of foreign banks.

In Conclusion

We appreciate your continued support of CMA Money Fund, and we look forward to assisting you with your financial needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kevin J. McKenna

Kevin J. McKenna
Senior Vice President and
Senior Portfolio Manager

May 13, 1999

================================================================================
After more than 20 years of service, Arthur Zeikel recently retired as Chairman of Merrill Lynch Asset Management, L.P. (MLAM). Mr. Zeikel served as President of MLAM from 1977 to 1997 and as Chairman since December 1997. Mr. Zeikel is one of the country's most respected leaders in asset management and presided over the growth of Merrill Lynch's asset management business. During his tenure, client assets under management grew from $300 million to over $500 billion. Mr. Zeikel will remain on CMA Money Fund's Board of Trustees. We are pleased to announce that Terry K. Glenn has been elected President and Trustee of the Fund. Mr. Glenn has held the position of Executive Vice President of MLAM since 1983.

Mr. Zeikel's colleagues at MLAM join the Fund's Board of Trustees in wishing him well in his retirement from Merrill Lynch and are pleased that he will continue as a member of the Fund's Board of Trustees.
================================================================================

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999                      (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                            Bank Notes--4.0%
--------------------------------------------------------------------------------------------------------
Comerica Bank, Detroit                                     $  100,000     4.934+%  11/23/99   $   99,974
                                                              100,000     4.90+     4/03/00       99,942
--------------------------------------------------------------------------------------------------------
FCC National Bank                                              90,000     5.00     10/01/99       89,980
                                                              150,000     4.90+     3/23/00      149,928
--------------------------------------------------------------------------------------------------------
First Tennessee                                                25,000     4.89+     6/09/99       24,996
Bank N.A
--------------------------------------------------------------------------------------------------------
First Union National                                          260,000     4.89+     8/30/99      260,000
Bank                                                           65,000     5.02+    11/16/99       65,013
                                                               75,000     5.03+    11/17/99       75,030
--------------------------------------------------------------------------------------------------------
Fleet National Bank                                           150,000     4.80+     5/11/99      149,988
--------------------------------------------------------------------------------------------------------
Harris Trust and                                              100,000     4.87      5/18/99      100,000
Savings
--------------------------------------------------------------------------------------------------------
KeyBank National                                               50,000     4.96+     5/05/99       49,997
Association
--------------------------------------------------------------------------------------------------------
National City Bank,                                            50,000     4.88+     3/29/00       49,966
Ohio                                                           48,000     4.888+    3/29/00       47,971
--------------------------------------------------------------------------------------------------------
NationsBank N.A                                               100,000     5.00      6/30/99      100,014
                                                              150,000     4.83+     7/30/99      149,981
                                                              100,000     4.83+     8/24/99       99,984
                                                              237,500     4.92+     3/16/00      237,433
                                                              250,000     4.91+     4/05/00      249,901
--------------------------------------------------------------------------------------------------------
Old Kent Bank                                                  50,000     4.81+     6/30/99       49,993
--------------------------------------------------------------------------------------------------------
PNC Bank N.A                                                  150,000     4.984+   11/03/99      150,029
--------------------------------------------------------------------------------------------------------
U.S. Bank N.A.,                                               100,000     4.828+    5/20/99       99,992
North Dakota
--------------------------------------------------------------------------------------------------------
Total Bank Notes (Cost--$2,400,035) .......................................................    2,400,112
--------------------------------------------------------------------------------------------------------
                                      Certificates of Deposit--0.5%
--------------------------------------------------------------------------------------------------------
Bank of America                                               100,000     4.99      6/30/99      100,012
N.T. & S.A
--------------------------------------------------------------------------------------------------------
Chase Manhattan Bank                                           20,000     5.70      7/02/99       20,030
USA, N.A                                                      175,000     5.18      3/15/00      174,948
--------------------------------------------------------------------------------------------------------
Total Certificates of Deposit (Cost--$294,917) ............................................      294,990
--------------------------------------------------------------------------------------------------------
                                  Certificates of Deposit--Europe--3.3%
--------------------------------------------------------------------------------------------------------
Abbey National                                                286,000     5.00+    10/29/99      286,000
Treasury Services Plc,                                        286,000     4.993+   11/01/99      286,000
London
--------------------------------------------------------------------------------------------------------
Bank Austria AG                                                50,000     4.89      5/10/99       49,996
--------------------------------------------------------------------------------------------------------
Bank of Nova Scotia                                            25,000     4.93      4/08/99       25,000
--------------------------------------------------------------------------------------------------------
Bank of Scotland                                               65,000     4.93      4/12/99       65,000
--------------------------------------------------------------------------------------------------------
Banque Nationale                                               50,000     4.94      4/08/99       50,000
de Paris                                                       30,000     5.06      5/19/99       30,002
--------------------------------------------------------------------------------------------------------
Bayerische                                                    100,000     4.86      4/26/99       99,995
Vereinsbank AG,                                                50,000     4.89      5/10/99       49,996
London                                                         18,000     4.90      5/18/99       17,999
--------------------------------------------------------------------------------------------------------
Credit Agricole                                                50,000     4.93      4/12/99       50,000
Indosuez
--------------------------------------------------------------------------------------------------------
Den Norske Bank ASA                                            50,000     4.91      5/17/99       49,997
--------------------------------------------------------------------------------------------------------
ING Bank N.V                                                  150,000     5.05     12/02/99      149,926
--------------------------------------------------------------------------------------------------------
KBC Bank N.V                                                  100,000     4.89      4/09/99      100,000
--------------------------------------------------------------------------------------------------------
Landesbank                                                     10,000     4.92      4/15/99       10,000
Baden-Wurttemberg                                              50,000     4.89      4/20/99       49,999
                                                               40,000     4.89      4/26/99       39,998
                                                               50,000     4.89      5/12/99       49,996
                                                               50,000     4.93      6/01/99       50,001
--------------------------------------------------------------------------------------------------------
Landesbank Hessen-                                            100,000     4.93      4/13/99      100,000
Thuringen Girozentrale                                         50,000     4.92      5/11/99       49,997
--------------------------------------------------------------------------------------------------------
National Australia                                             40,000     4.88      5/05/99       39,997
Bank Limited
--------------------------------------------------------------------------------------------------------
Norddeutsche                                                   50,000     4.94      4/08/99       50,000
Landesbank
Girozentrale
--------------------------------------------------------------------------------------------------------
Svenska                                                       125,000     4.96      4/07/99      125,001
Handelsbanken AB                                              100,000     5.04      4/19/99       99,744
--------------------------------------------------------------------------------------------------------
Westdeutsche                                                   50,000     4.97      4/06/99       50,000
Landesbank
Girozentrale, NY
--------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Europe
(Cost--$2,024,755) ........................................................................    2,024,644
--------------------------------------------------------------------------------------------------------
                                  Certificates of Deposit--Yankee--7.9%
--------------------------------------------------------------------------------------------------------
ABN-AMRO Bank N.V                                              50,000     5.05      6/28/99       50,010
--------------------------------------------------------------------------------------------------------
Bank Austria AG, NY                                            25,000     4.878+    6/03/99       24,995
                                                              125,000     5.25      3/01/00      125,030
--------------------------------------------------------------------------------------------------------
Bank of Montreal,                                             115,000     4.82+     7/15/99      114,984
Chicago                                                        35,000     4.83+     7/22/99       34,994
                                                              250,000     4.895+    3/30/00      249,865
--------------------------------------------------------------------------------------------------------
Bank of Nova Scotia,                                           10,000     5.59      8/23/99       10,019
Portland                                                       75,000     5.185     2/28/00       74,994
--------------------------------------------------------------------------------------------------------
Bank of Scotland, NY                                           75,000     4.95      4/06/99       75,000
--------------------------------------------------------------------------------------------------------
Banque Nationale                                               50,000     4.98      4/05/99       50,000
de Paris,                                                      20,000     4.86      4/27/99       19,999
San Francisco                                                  50,000     4.91      5/24/99       49,997
--------------------------------------------------------------------------------------------------------
Barclays Bank Plc, NY                                         100,000     4.78      6/01/99       99,985
                                                              350,000     4.89      3/15/00      349,802
--------------------------------------------------------------------------------------------------------
Bayerische Landesbank                                         134,000     4.805+    6/30/99      133,975
Girozentrale, NY                                               50,000     5.65      7/23/99       50,085
                                                              100,000     4.89+     3/30/00       99,941
--------------------------------------------------------------------------------------------------------
Bayerische                                                    150,000     5.27      3/03/00      150,065
Vereinsbank AG, NY                                            172,000     5.15      3/23/00      171,908
--------------------------------------------------------------------------------------------------------
Canadian Imperial                                             150,000     5.18      2/25/00      149,980
Bank of Commerce, NY
--------------------------------------------------------------------------------------------------------
Commerzbank AG, NY                                            110,000     5.085     2/17/00      109,890
                                                               75,000     5.185     2/25/00       74,993
                                                               15,000     5.31      3/01/00       15,012
--------------------------------------------------------------------------------------------------------
Credit Agricole                                                60,000     5.16      4/03/00       59,977
Indosuez, NY                                                  190,000     5.11      4/06/00      189,835
--------------------------------------------------------------------------------------------------------
Credit Suisse First                                           103,000     4.95+     5/12/99      103,000
Boston, NY
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                               Certificates of Deposit--Yankee (concluded)
--------------------------------------------------------------------------------------------------------
Deutsche Bank AG, NY                                       $   75,000     4.93%     4/05/99   $   75,000
                                                               50,000     5.72      4/16/99       50,012
                                                               10,000     5.75      5/12/99       10,007
                                                              425,000     4.85      5/18/99      424,954
--------------------------------------------------------------------------------------------------------
Fleet National Bank                                            82,750     4.90+     4/17/00       82,709
--------------------------------------------------------------------------------------------------------
Rabobank Nederland                                            150,000     5.27      3/03/00      150,065
N.V., NY
--------------------------------------------------------------------------------------------------------
Royal Bank of                                                 100,000     4.88+     6/09/99       99,987
Canada, NY                                                     37,000     4.807+    6/29/99       36,994
                                                              150,000     4.805+    7/13/99      149,972
                                                              100,000     4.895+    3/15/00       99,948
--------------------------------------------------------------------------------------------------------
Societe Generale, NY                                           33,000     5.75      4/06/99       33,003
                                                               95,000     5.16      2/22/00       94,967
                                                              105,000     5.18      2/28/00      104,986
                                                               25,000     5.22      2/28/00       25,006
                                                               70,000     5.22      2/29/00       70,016
                                                               72,000     5.29      3/03/00       72,044
--------------------------------------------------------------------------------------------------------
Svenska                                                        25,000     5.75      4/26/99       25,011
Handelsbanken AB, NY                                           50,000     5.195     2/28/00       50,000
--------------------------------------------------------------------------------------------------------
Toronto Dominion Bank,                                        168,000     4.884+    6/04/99      167,966
NY                                                             50,000     4.88+     6/09/99       49,990
                                                              100,000     4.805+    7/13/99       99,981
--------------------------------------------------------------------------------------------------------
UBS AG, Stanford                                               50,000     5.20      2/29/00       50,002
                                                               10,000     5.18      3/15/00        9,997
--------------------------------------------------------------------------------------------------------
Westdeutsche                                                   47,173     5.00      4/09/99       47,174
Landesbank                                                     52,827     4.95      6/28/99       52,826
Girozentrale, NY
--------------------------------------------------------------------------------------------------------
Total Certificates of Deposit--Yankee
(Cost--$4,770,327) ........................................................................    4,770,952
--------------------------------------------------------------------------------------------------------
                                         Commercial Paper--41.7%
--------------------------------------------------------------------------------------------------------
AESOP Funding                                                  23,645     4.85      4/01/99       23,642
Corp.                                                          42,000     5.00      4/07/99       41,959
                                                               45,715     4.87      4/09/99       45,659
                                                               17,600     4.87      4/15/99       17,564
--------------------------------------------------------------------------------------------------------
ANZ (DEL), Inc.                                                37,000     4.86      4/06/99       36,970
--------------------------------------------------------------------------------------------------------
Alpine Securitization                                          26,844     4.88      5/04/99       26,720
Corporation                                                    39,000     4.90      5/04/99       38,821
                                                               25,299     4.83      5/07/99       25,172
                                                               25,419     4.88      5/12/99       25,274
--------------------------------------------------------------------------------------------------------
American Honda                                                 35,000     4.85      5/04/99       34,840
Finance Corp.                                                  35,000     4.85      5/06/99       34,830
                                                               54,500     4.85      5/27/99       54,079
--------------------------------------------------------------------------------------------------------
Amsterdam Funding                                              17,101     4.90      4/01/99       17,099
Corp.                                                          42,622     4.90      4/12/99       42,552
                                                               28,174     4.90      4/14/99       28,120
                                                               30,017     4.92      5/06/99       29,869
                                                               31,724     4.87      5/14/99       31,535
                                                               25,187     4.86      5/26/99       24,996
--------------------------------------------------------------------------------------------------------
Apreco, Inc.                                                   10,000     5.09      4/15/99        9,980
                                                               40,000     4.90      5/05/99       39,810
                                                               20,000     4.85      5/11/99       19,889
                                                               50,000     4.87      5/21/99       49,655
                                                               10,000     4.87      5/25/99        9,925
                                                               20,000     4.87      6/17/99       19,790
                                                               50,000     4.85      6/21/99       49,449
--------------------------------------------------------------------------------------------------------
Arco British Limited                                           50,000     4.80      4/19/99       49,872
                                                               20,000     4.87      6/10/99       19,809
--------------------------------------------------------------------------------------------------------
Asset Securitization                                           51,000     4.87      4/14/99       50,903
Cooperative Corp.                                              40,000     5.08      4/15/99       39,919
                                                              142,000     5.12      4/16/99      141,694
                                                              173,000     4.87      4/29/99      172,321
                                                              153,000     4.85      6/07/99      151,601
                                                              300,000     4.85      6/08/99      297,217
                                                               40,000     4.86      6/09/99       39,624
                                                               14,000     4.865     6/10/99       13,866
                                                              100,000     4.85      6/16/99       98,965
                                                              100,000     4.85      6/17/99       98,951
                                                               10,000     4.84      6/22/99        9,888
                                                               33,000     4.85      6/23/99       32,627
                                                              105,000     4.84      6/25/99      103,786
--------------------------------------------------------------------------------------------------------
Associate First                                                50,000     4.87      4/05/99       49,966
Capital BV                                                     50,000     4.87      4/08/99       49,946
                                                               25,000     4.85      5/14/99       24,852
                                                               75,000     5.01      6/25/99       74,133
--------------------------------------------------------------------------------------------------------
Associates Corporation                                         75,000     4.83      5/06/99       74,634
of North America
--------------------------------------------------------------------------------------------------------
Associates First                                               75,000     4.82      5/03/99       74,665
Capital Corp.                                                  50,000     4.85      5/03/99       49,776
                                                               75,000     4.82      5/04/99       74,654
                                                               50,000     4.85      5/04/99       49,770
                                                               50,000     4.81      5/05/99       49,763
                                                               50,000     4.93      5/27/99       49,614
                                                               41,000     4.93      5/28/99       40,678
                                                              100,000     4.85      6/18/99       98,938
--------------------------------------------------------------------------------------------------------
Atlantis One Funding                                          107,841     4.89      4/14/99      107,638
Corp.                                                          12,227     4.90      4/15/99       12,202
                                                               39,400     5.10      4/22/99       39,283
                                                               24,774     5.09      4/23/99       24,697
                                                               71,299     4.82      4/27/99       71,037
                                                               49,002     4.80      5/12/99       48,723
                                                               66,222     4.83      5/12/99       65,845
                                                               19,948     4.82      5/13/99       19,832
                                                               27,366     4.83      5/13/99       27,206
                                                              130,000     4.85      5/26/99      129,013
                                                               18,000     4.85      5/27/99       17,861
                                                              133,899     4.86      6/25/99      132,351
--------------------------------------------------------------------------------------------------------
BBL North America                                              24,695     4.86      5/10/99       24,561
Funding Corp.                                                  25,000     4.85      6/10/99       24,761
--------------------------------------------------------------------------------------------------------
Banco Bozano,                                                  15,000     5.17      5/10/99       14,919
Simonsen S.A.,
Grand Cayman Branch
--------------------------------------------------------------------------------------------------------
BankAmerica Corp.                                              50,000     4.79     10/05/99       48,736
--------------------------------------------------------------------------------------------------------
Bank of Scotland                                               60,000     4.81      5/04/99       59,723
Treasury Services Plc
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                      Commercial Paper (continued)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Bear Stearns                                               $  100,000     4.87%     4/13/99   $   99,824
Companies, Inc.
--------------------------------------------------------------------------------------------------------
CIT Group Holdings,                                           100,000     5.02      4/06/99       99,919
Inc. (The)
--------------------------------------------------------------------------------------------------------
COFCO Capital Corp.                                            15,000     4.85      6/24/99       14,829
--------------------------------------------------------------------------------------------------------
CXC Incorporated                                               20,000     4.89      4/08/99       19,978
                                                               50,000     4.90      4/08/99       49,946
                                                               25,000     4.82      4/16/99       24,946
                                                               30,000     4.82      5/06/99       29,854
                                                               50,000     4.85      5/11/99       49,722
                                                               50,000     4.83      5/12/99       49,715
                                                               50,000     4.80      5/13/99       49,709
                                                               25,000     4.83      5/13/99       24,854
                                                               50,000     4.84      5/13/99       49,709
                                                               50,000     4.84      5/18/99       49,675
                                                               50,000     4.81      5/19/99       49,668
--------------------------------------------------------------------------------------------------------
Caisse des Depots et                                           66,000     5.10      4/01/99       65,991
Consignations
--------------------------------------------------------------------------------------------------------
Carnival (UK) Plc                                              25,630     4.87      6/08/99       25,392
--------------------------------------------------------------------------------------------------------
Centric Capital Corp.                                          10,826     4.87      4/05/99       10,819
                                                               18,300     4.88      4/05/99       18,287
                                                              110,024     4.90      4/05/99      109,949
                                                              103,500     4.88      4/06/99      103,416
                                                               16,000     4.89      4/29/99       15,937
                                                               33,375     4.89      4/30/99       33,239
                                                               10,600     4.85      5/03/99       10,553
                                                               20,000     4.83      5/04/99       19,908
                                                               24,200     5.10      5/05/99       24,085
                                                               10,035     4.84      5/10/99        9,981
                                                                5,000     4.86      5/13/99        4,971
                                                               35,000     4.87      5/13/99       34,796
                                                               10,178     4.85      5/24/99       10,104
                                                               10,350     4.89      5/24/99       10,274
                                                               14,700     4.89      5/26/99       14,588
                                                               24,681     4.87      5/28/99       24,487
                                                               18,000     4.85      6/10/99       17,828
--------------------------------------------------------------------------------------------------------
China Merchants                                                89,000     4.89      5/26/99       88,324
(Cayman 2) Inc.,                                               28,750     4.875     6/01/99       28,510
Series A
--------------------------------------------------------------------------------------------------------
China Merchants                                                63,250     4.89      5/27/99       62,761
(Cayman) Inc.,                                                 33,000     4.87      6/09/99       32,689
Series B
--------------------------------------------------------------------------------------------------------
Chrysler Financial Corp.                                      150,000     4.87      4/01/99      149,980
--------------------------------------------------------------------------------------------------------
Ciesco L.P.                                                    50,000     4.84      6/04/99       49,563
--------------------------------------------------------------------------------------------------------
Clipper Receivables                                            50,000     4.83      4/21/99       49,858
Corp.                                                          50,000     4.82      5/06/99       49,756
                                                               50,000     4.82      5/07/99       49,749
                                                               10,000     4.87      6/10/99        9,905
--------------------------------------------------------------------------------------------------------
Commercial Credit Corp.                                        50,000     4.87      4/12/99       49,919
                                                               50,000     4.88      4/20/99       49,864
                                                               50,000     4.88      4/22/99       49,851
--------------------------------------------------------------------------------------------------------
Commonwealth Bank                                              43,776     4.86      4/06/99       43,741
of Australia                                                   20,000     4.805     5/03/99       19,911
--------------------------------------------------------------------------------------------------------
Concord Minutemen                                              51,000     4.84      4/08/99       50,945
Capital Co. LLC                                                45,000     4.82      4/20/99       44,879
                                                               83,834     4.85      5/21/99       83,254
                                                               12,235     4.86      5/21/99       12,150
--------------------------------------------------------------------------------------------------------
Contifinancial Corp.                                           23,300     4.84      5/12/99       23,167
                                                               10,000     4.88      5/26/99        9,924
--------------------------------------------------------------------------------------------------------
Corporate Asset                                                75,000     4.90      4/05/99       74,949
Funding Co. Inc.                                               29,000     4.89      4/06/99       28,976
                                                               19,414     4.87      4/09/99       19,390
                                                               23,809     4.88      4/28/99       23,719
                                                               50,000     4.87      5/06/99       49,756
                                                               25,000     4.89      5/06/99       24,878
                                                               75,142     4.82      5/07/99       74,765
                                                              100,000     4.84      5/17/99       99,363
                                                               50,000     4.87      5/20/99       49,661
                                                               75,000     4.87      5/26/99       74,431
                                                              100,000     4.86      6/02/99       99,153
                                                               25,000     4.85      6/04/99       24,782
                                                               27,635     4.85      6/09/99       27,375
                                                              125,000     4.85      6/23/99      123,588
--------------------------------------------------------------------------------------------------------
Corporate Receivables                                         100,000     4.90      4/08/99       99,892
Corp.                                                          50,000     4.87      4/14/99       49,906
                                                               50,000     4.82      4/19/99       49,872
                                                               50,000     4.84      5/06/99       49,756
                                                               50,000     4.82      5/07/99       49,749
                                                               75,000     4.84      5/07/99       74,624
                                                               75,000     4.84      5/10/99       74,593
                                                               20,000     4.83      5/13/99       19,883
                                                               15,000     4.87      5/14/99       14,911
                                                               50,000     4.84      5/18/99       49,675
                                                               75,000     4.84      5/19/99       74,502
                                                               90,000     4.84      5/20/99       89,390
                                                               50,000     4.85      6/04/99       49,563
--------------------------------------------------------------------------------------------------------
Countrywide Home                                               25,000     4.90      4/09/99       24,969
Loans, Inc.                                                    25,000     4.90      4/14/99       24,952
                                                               65,000     4.91      5/24/99       64,521
--------------------------------------------------------------------------------------------------------
Credit Suisse                                                  50,000     4.88      4/07/99       49,953
First Boston Inc.
--------------------------------------------------------------------------------------------------------
Daimler-Benz North                                             57,000     5.00      4/26/99       56,798
America Corp.                                                  43,000     4.85      5/14/99       42,745
                                                              100,000     4.85      5/17/99       99,363
                                                              100,000     4.89      5/26/99       99,241
                                                               50,000     4.85      6/02/99       49,577
--------------------------------------------------------------------------------------------------------
Delaware Funding Corp.                                        101,233     4.82      4/20/99      100,960
                                                               37,682     4.87      4/22/99       37,570
                                                               48,653     4.82      4/23/99       48,502
                                                               80,738     4.87      4/23/99       80,487
                                                               23,927     4.82      4/26/99       23,842
                                                               27,970     4.82      4/27/99       27,867
                                                              100,000     4.82      4/28/99       99,621
                                                              126,064     4.85      5/18/99      125,244
                                                               20,248     4.84      6/14/99       20,044
                                                               50,585     4.84      6/15/99       50,068
                                                               50,751     4.84      6/18/99       50,212
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                      Commercial Paper (continued)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Den Danske Corp.                                           $   25,000     4.87%     4/06/99   $   24,980
                                                               75,000     4.82      5/05/99       74,644
--------------------------------------------------------------------------------------------------------
Den Norske Bank ASA                                            50,000     4.84      6/10/99       49,523
--------------------------------------------------------------------------------------------------------
Deutsche Bank                                                  32,000     4.82      5/10/99       31,827
Financial Inc.
--------------------------------------------------------------------------------------------------------
Diageo Capital Plc                                             52,000     4.84      7/12/99       51,281
--------------------------------------------------------------------------------------------------------
Dixie Overseas Limited                                         75,000     4.94      4/30/99       74,691
--------------------------------------------------------------------------------------------------------
Edison Asset                                                   64,142     4.90      4/01/99       64,133
Securitization, LLC                                            85,000     4.89      4/08/99       84,908
                                                               61,000     4.88      4/12/99       60,901
                                                                8,983     4.85      5/25/99        8,916
                                                              100,000     4.84      5/27/99       99,227
                                                               41,272     4.82      5/28/99       40,948
                                                               77,915     4.85      6/07/99       77,203
                                                              100,000     4.87      6/08/99       99,072
                                                              139,258     4.85      6/09/99      137,947
--------------------------------------------------------------------------------------------------------
Eksportfinans ASA                                              22,160     4.81      5/05/99       22,055
--------------------------------------------------------------------------------------------------------
Eureka Securitization                                          50,000     4.90      4/01/99       49,993
Inc.                                                           50,000     4.90      4/12/99       49,918
                                                               25,000     4.90      4/13/99       24,956
                                                               30,000     4.88      4/19/99       29,923
                                                               20,000     4.88      4/23/99       19,938
                                                               25,000     4.85      6/03/99       24,785
--------------------------------------------------------------------------------------------------------
FCE Bank Plc                                                   15,000     5.06      4/06/99       14,988
                                                               50,000     5.06      4/07/99       49,953
                                                               20,000     5.06      4/09/99       19,976
                                                               15,000     5.01      4/13/99       14,974
--------------------------------------------------------------------------------------------------------
Falcon Asset                                                   21,970     4.90      4/05/99       21,955
Securitization Corp.                                           50,000     4.87      4/06/99       49,959
                                                               38,550     4.90      4/06/99       38,519
                                                               90,550     4.86      4/08/99       90,452
                                                               30,000     4.90      4/09/99       29,963
                                                               22,810     4.89      4/12/99       22,773
                                                               25,000     4.89      4/13/99       24,956
                                                               18,610     4.82      4/16/99       18,570
                                                               50,000     4.89      4/19/99       49,871
                                                               26,300     4.89      4/22/99       26,221
                                                               15,400     4.89      4/23/99       15,352
                                                               52,441     4.87      4/27/99       52,249
                                                               25,305     4.81      5/04/99       25,188
                                                               40,000     4.86      5/05/99       39,811
                                                               14,181     4.88      5/05/99       14,114
                                                               15,369     4.89      5/05/99       15,296
                                                               25,300     4.84      5/20/99       25,129
                                                               10,000     4.84      5/24/99        9,927
--------------------------------------------------------------------------------------------------------
Finova Capital Corp.                                           15,000     4.85      6/11/99       14,855
                                                               36,800     4.90      6/17/99       36,414
                                                               13,200     4.85      6/18/99       13,060
                                                               10,000     4.92      6/23/99        9,887
                                                               15,000     4.86      6/24/99       14,829
                                                               25,000     4.89      6/25/99       24,711
                                                               35,000     4.88      8/16/99       34,352
--------------------------------------------------------------------------------------------------------
Ford Motor Credit                                             150,000     4.88      4/05/99      149,898
Company                                                       201,676     4.88      4/06/99      201,512
                                                              150,000     4.88      4/07/99      149,858
                                                              300,000     4.80      5/04/99      298,617
                                                              300,000     4.80      5/07/99      298,495
                                                              175,000     4.83      6/03/99      173,494
                                                              175,000     4.83      6/04/99      173,471
                                                              200,000     4.83      6/10/99      198,091
                                                              200,000     4.83      6/11/99      198,064
--------------------------------------------------------------------------------------------------------
Formosa Plastics                                               30,000     4.95      4/06/99       29,976
Corporation, USA                                               10,000     4.90      4/13/99        9,982
                                                               17,000     4.85      5/07/99       16,915
                                                               20,500     4.88      5/14/99       20,378
                                                               37,000     4.85      5/27/99       36,714
                                                               25,000     4.86      6/11/99       24,758
--------------------------------------------------------------------------------------------------------
Four Winds Funding                                            128,000     4.89      4/05/99      127,913
Corp.                                                         155,714     4.87      4/16/99      155,377
                                                               15,459     4.88      5/07/99       15,381
                                                               57,078     4.86      6/16/99       56,487
--------------------------------------------------------------------------------------------------------
General Electric                                              100,000     5.05      4/05/99       99,933
Capital Corp.                                                 150,000     4.82      4/28/99      149,432
                                                              150,000     4.82      4/29/99      149,412
                                                              100,000     4.84      5/04/99       99,539
                                                              100,000     4.80      5/05/99       99,526
                                                               50,000     4.80      5/07/99       49,749
                                                              200,000     4.80      5/10/99      198,916
                                                               40,000     4.94      5/28/99       39,686
                                                              200,000     4.83      6/08/99      198,145
                                                              100,000     4.83      6/09/99       99,059
                                                              160,000     4.85      6/09/99      158,494
                                                               41,000     4.85      6/14/99       40,587
                                                              150,000     4.86      6/17/99      148,427
                                                              122,000     4.86      6/18/99      120,704
--------------------------------------------------------------------------------------------------------
General Electric                                              100,000     4.84      5/04/99       99,539
Capital Services Inc.                                          50,000     4.80      5/10/99       49,729
                                                               75,000     4.83      5/13/99       74,563
                                                               50,000     4.83      5/25/99       49,627
                                                              100,000     4.83      6/09/99       99,059
                                                              100,000     4.85      6/10/99       99,045
                                                              100,000     4.85      6/14/99       98,992
--------------------------------------------------------------------------------------------------------
General Electric Co.                                          100,000     4.87      4/14/99       99,811
                                                              100,000     4.84      6/04/99       99,126
--------------------------------------------------------------------------------------------------------
General Motors                                                200,000     4.88      4/06/99      199,837
Acceptance Corp.                                               50,000     4.86      4/22/99       49,852
                                                              250,000     4.81      4/30/99      248,985
                                                              100,000     4.83      5/13/99       99,417
                                                              100,000     4.84      5/20/99       99,322
--------------------------------------------------------------------------------------------------------
Generale Bank, Inc.                                            55,000     4.88      4/07/99       54,948
                                                               50,000     4.84      6/16/99       49,482
--------------------------------------------------------------------------------------------------------
Glencore Finance                                               70,000     4.90      4/05/99       69,952
(Bermuda) Ltd.                                                 17,723     4.88      4/07/99       17,706
Series B                                                       11,602     4.91      4/07/99       11,591
                                                               76,565     4.90      4/09/99       76,471
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                      Commercial Paper (continued)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Grand Funding Corp.                                        $    5,580     4.88%     4/01/99   $    5,579
                                                               22,480     4.88      4/13/99       22,441
                                                               30,000     4.89      4/14/99       29,943
                                                               26,903     4.87      5/06/99       26,772
                                                               35,095     4.85      5/07/99       34,919
                                                               14,905     4.85      5/10/99       14,824
                                                               50,000     4.87      5/11/99       49,723
                                                               20,990     4.88      5/14/99       20,865
                                                               77,324     4.87      5/19/99       76,811
                                                               16,723     4.88      5/19/99       16,612
--------------------------------------------------------------------------------------------------------
Greenwich Funding Corp.                                        24,500     4.81      4/29/99       24,404
                                                               10,124     4.83      4/30/99       10,083
                                                               53,452     4.81      5/03/99       53,213
                                                               45,541     4.88      5/04/99       45,331
                                                               18,776     4.84      5/19/99       18,651
                                                               22,607     4.84      6/15/99       22,376
                                                              124,233     4.85      6/15/99      122,964
--------------------------------------------------------------------------------------------------------
Greyhawk Capital Corp.                                         15,000     4.90      4/08/99       14,984
                                                               35,000     4.80      5/06/99       34,829
--------------------------------------------------------------------------------------------------------
Household Finance                                             100,000     4.87      4/13/99       99,825
Corp.                                                         100,000     4.87      4/14/99       99,811
--------------------------------------------------------------------------------------------------------
International                                                  16,960     4.90      4/19/99       16,916
Securitization Corp.                                           50,000     4.84      5/06/99       49,756
                                                               28,365     4.86      5/17/99       28,185
                                                               10,000     4.88      5/17/99        9,936
                                                               25,195     4.86      5/20/99       25,025
                                                               15,880     4.85      6/15/99       15,718
                                                               39,000     4.86      6/15/99       38,601
                                                                9,280     4.87      7/29/99        9,131
--------------------------------------------------------------------------------------------------------
Internationale                                                100,000     4.84      6/21/99       98,898
Nederlanden (US)
Funding Corp.
--------------------------------------------------------------------------------------------------------
InterPeru Funding                                              29,000     5.05      4/06/99       28,976
Limited
--------------------------------------------------------------------------------------------------------
John Deere                                                    100,000     4.80      5/07/99       99,498
Capital Corp.
--------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                            25,000     5.15      4/21/99       24,929
                                                               25,000     4.86      6/22/99       24,721
--------------------------------------------------------------------------------------------------------
Lehman Brothers                                                80,000     5.04      6/07/99       79,269
Holdings Inc.
--------------------------------------------------------------------------------------------------------
Lexington Parker                                               10,050     4.90      4/06/99       10,042
Capital Company, LLC                                           50,000     4.90      4/08/99       49,946
                                                               33,900     4.91      4/08/99       33,863
                                                               50,000     4.91      4/14/99       49,905
                                                               99,000     4.91      4/15/99       98,797
                                                               20,000     4.86      6/03/99       19,828
                                                               96,462     4.88      8/20/99       94,624
--------------------------------------------------------------------------------------------------------
Minmetals Capitals &                                           30,000     5.41      4/07/99       29,972
Securities Inc.                                                25,000     4.82      4/27/99       24,908
--------------------------------------------------------------------------------------------------------
Mont Blanc Capital Corp.                                       11,263     4.88      4/19/99       11,234
                                                               47,000     4.89      4/21/99       46,866
                                                               16,183     4.88      4/23/99       16,133
                                                               50,000     4.84      4/26/99       49,823
                                                               61,290     4.89      4/26/99       61,074
                                                               54,000     4.85      5/11/99       53,700
                                                               19,763     4.85      5/12/99       19,650
                                                               40,000     4.88      5/12/99       39,772
--------------------------------------------------------------------------------------------------------
Monte Rosa Capital                                             49,967     4.89      5/03/99       49,743
Corporation                                                    57,609     4.89      5/06/99       57,327
                                                               76,117     4.89      5/10/99       75,704
                                                              116,307     4.88      5/17/99      115,566
--------------------------------------------------------------------------------------------------------
Morgan Stanley, Dean                                          128,589     4.86      5/06/99      127,961
Witter & Co.                                                  121,411     4.85      6/18/99      120,121
--------------------------------------------------------------------------------------------------------
New Center Asset Trust                                        100,000     4.90      4/06/99       99,918
                                                              330,000     4.82      5/03/99      328,524
                                                               50,000     4.84      5/11/99       49,722
                                                              100,000     4.83      5/13/99       99,417
                                                              100,000     4.84      5/20/99       99,322
                                                               50,000     4.84      5/24/99       49,634
                                                               70,000     4.83      5/25/99       69,478
                                                              200,000     4.85      6/17/99      197,903
--------------------------------------------------------------------------------------------------------
Nordbanken North                                              125,000     4.83      6/15/99      123,723
America Inc.
--------------------------------------------------------------------------------------------------------
Old Line Funding Corp.                                         10,044     4.90      4/01/99       10,043
                                                               27,570     4.87      4/05/99       27,551
                                                               39,381     4.90      4/05/99       39,355
                                                              100,673     4.87      4/08/99      100,564
                                                               16,785     4.87      4/09/99       16,765
                                                               37,759     4.89      4/12/99       37,698
                                                               74,045     4.90      4/12/99       73,924
                                                               14,156     4.87      4/21/99       14,116
                                                               29,587     4.89      4/21/99       29,502
--------------------------------------------------------------------------------------------------------
Park Avenue                                                    50,242     4.90      4/07/99       50,194
Receivables Corp.                                              21,141     4.90      4/22/99       21,078
                                                               16,193     4.88      4/28/99       16,132
                                                               22,384     4.88      5/04/99       22,281
                                                               31,233     4.87      5/13/99       31,051
                                                               50,569     4.87      5/17/99       50,247
--------------------------------------------------------------------------------------------------------
Preferred Receivables                                         184,920     4.88      4/08/99      184,719
Funding Corp.                                                  26,619     4.89      4/13/99       26,572
                                                               23,700     4.82      4/20/99       23,636
                                                              101,330     4.87      4/27/99      100,960
                                                               15,000     4.88      5/05/99       14,929
                                                               28,800     4.85      5/13/99       28,633
                                                               95,045     4.88      5/14/99       94,478
                                                               10,000     4.86      5/17/99        9,936
                                                               65,345     4.84      5/20/99       64,902
--------------------------------------------------------------------------------------------------------
Prudential Funding Corp.                                      100,000     4.83      5/11/99       99,444
--------------------------------------------------------------------------------------------------------
Repeat Offering                                                73,620     4.88      4/08/99       73,541
Securitization Entity
Funding, Inc.
--------------------------------------------------------------------------------------------------------
Republic Industries                                           155,000     4.90      4/12/99      154,747
Funding Corp.                                                  45,000     4.90      4/13/99       44,920
                                                              133,000     4.90      4/20/99      132,638
                                                               30,000     4.87      5/19/99       29,801
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                      Commercial Paper (continued)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Rio Tinto America Inc.                                     $   49,865     4.85%     6/04/99   $   49,429
                                                               52,800     4.85      6/11/99       52,289
--------------------------------------------------------------------------------------------------------
Riverwoods Funding                                            100,000     4.82      4/22/99       99,703
Corp.                                                          50,000     4.87      5/03/99       49,777
--------------------------------------------------------------------------------------------------------
Salomon, Smith Barney                                          64,000     4.89      4/09/99       63,922
Holdings, Inc.                                                 95,000     4.81      4/12/99       94,846
                                                              141,000     4.87      4/27/99      140,485
--------------------------------------------------------------------------------------------------------
Sears Roebuck                                                  50,000     4.89      4/15/99       49,898
Acceptance Corp.                                               25,000     4.80      5/04/99       24,885
                                                               50,000     4.84      5/14/99       49,702
                                                               25,000     4.84      5/17/99       24,841
                                                               50,000     4.85      6/09/99       49,529
                                                               50,000     4.86      6/11/99       49,516
--------------------------------------------------------------------------------------------------------
Sinochem American                                              16,000     5.07      4/12/99       15,974
C.P., Inc.                                                     18,200     5.14      4/12/99       18,171
                                                               30,000     4.86      5/19/99       29,801
                                                               34,000     4.85      6/11/99       33,671
--------------------------------------------------------------------------------------------------------
Sunkyong America, Inc.                                         14,000     5.07      4/09/99       13,983
                                                               63,000     4.83      5/13/99       62,633
                                                               10,000     4.86      5/17/99        9,936
                                                               12,350     4.88      6/09/99       12,234
--------------------------------------------------------------------------------------------------------
Thames Asset Global                                            40,825     4.82      5/04/99       40,637
Securitization                                                 80,952     4.82      5/05/99       80,568
                                                              110,022     4.85      5/17/99      109,321
--------------------------------------------------------------------------------------------------------
Three Rivers Funding                                           31,358     4.90      4/26/99       31,247
Corp.                                                          20,145     4.88      5/17/99       20,017
--------------------------------------------------------------------------------------------------------
Transamerica Finance                                           14,300     4.81      4/29/99       14,244
Corporation
--------------------------------------------------------------------------------------------------------
Tulip Funding Corp.                                           100,000     4.90      4/01/99       99,987
                                                               50,000     4.85      5/12/99       49,715
--------------------------------------------------------------------------------------------------------
Unifunding Inc.                                               150,000     4.87      4/07/99      149,859
--------------------------------------------------------------------------------------------------------
Variable Funding                                               87,000     4.90      4/01/99       86,988
Capital Corp.                                                 100,000     4.87      4/08/99       99,892
                                                               50,000     4.88      4/20/99       49,864
                                                               63,182     4.88      4/23/99       62,985
                                                               38,000     4.83      4/26/99       37,866
                                                               50,000     4.81      5/07/99       49,749
                                                              100,000     4.84      5/24/99       99,268
                                                               49,483     4.85      5/24/99       49,121
                                                               62,335     4.85      6/11/99       61,732
--------------------------------------------------------------------------------------------------------
Vattenfall Treasury, Inc.                                      50,000     4.84      6/16/99       49,482
--------------------------------------------------------------------------------------------------------
Vereinsbank Finance                                            10,000     4.90      4/16/99        9,978
Delaware Inc.
--------------------------------------------------------------------------------------------------------
WCP Funding Inc.                                               24,400     4.84      4/08/99       24,374
                                                               25,600     4.80      5/06/99       25,475
                                                               25,000     4.83      5/11/99       24,861
                                                               25,000     4.89      5/26/99       24,810
                                                               50,000     4.85      6/17/99       49,476
--------------------------------------------------------------------------------------------------------
Windmill Funding Corp.                                         70,295     4.90      4/01/99       70,285
                                                               25,000     4.87      4/05/99       24,983
                                                               24,416     4.90      4/05/99       24,399
                                                               16,110     4.91      4/05/99       16,099
                                                              152,488     4.90      4/07/99      152,343
                                                               25,000     4.91      4/08/99       24,973
                                                               25,000     4.90      4/09/99       24,969
                                                               95,748     4.90      4/12/99       95,592
                                                               19,000     4.88      4/14/99       18,964
                                                               22,000     4.89      4/19/99       21,943
                                                               27,900     4.89      4/26/99       27,801
                                                               20,000     4.87      5/03/99       19,911
                                                               25,000     4.90      5/03/99       24,888
                                                               30,000     4.81      5/04/99       29,862
                                                               14,295     4.82      5/04/99       14,229
                                                               40,787     4.81      5/05/99       40,594
                                                               72,873     4.82      5/05/99       72,527
                                                               25,000     4.82      5/06/99       24,878
                                                               36,552     4.82      5/07/99       36,369
                                                               30,000     4.83      5/12/99       29,829
                                                               21,640     4.84      5/18/99       21,499
                                                               25,987     4.85      5/18/99       25,818
                                                               50,000     4.85      5/26/99       49,620
--------------------------------------------------------------------------------------------------------
Woolwich PLC                                                   44,500     4.87      4/06/99       44,464
--------------------------------------------------------------------------------------------------------
Total Commercial Paper (Cost--$25,163,278) ................................................   25,163,083
--------------------------------------------------------------------------------------------------------
                                          Corporate Notes--4.0%
--------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                       715,150     4.899+    9/15/99      715,150
Investment Trust
(ABSIT) 1997-F
--------------------------------------------------------------------------------------------------------
BankBoston Corporation                                        100,000     5.73      4/06/99      100,010
--------------------------------------------------------------------------------------------------------
Copelco Capital                                                21,864     5.68      8/16/99       21,875
Funding Trust 1999-A++
--------------------------------------------------------------------------------------------------------
Copelco Capital                                                68,000     5.018     3/15/00       68,000
Funding Trust 1999-1,
Class A-1 Notes
--------------------------------------------------------------------------------------------------------
Ford Credit Auto                                               34,998     5.01      7/15/99       35,001
Owner Trust 1999-A, A-1++
--------------------------------------------------------------------------------------------------------
Ford Credit Auto                                              100,000     5.089     1/18/00      100,000
Owner Trust 1999-A, A-2
--------------------------------------------------------------------------------------------------------
LINCS, Series 1998-2                                          340,000     4.959+    3/01/00      340,000
--------------------------------------------------------------------------------------------------------
LINCS, Series 1998-6                                          285,000     4.979+   11/18/99      285,000
--------------------------------------------------------------------------------------------------------
LaSalle National Bank                                         100,000     4.90      6/22/99      100,002
--------------------------------------------------------------------------------------------------------
Premier Auto Trust                                             47,276     5.14      7/08/99       47,291
1998-5, Class A-1++
--------------------------------------------------------------------------------------------------------
Republic Mase                                                 100,000     4.821+    5/07/99       99,930
Australia Limited
--------------------------------------------------------------------------------------------------------
Restructured Asset                                            230,000     4.928+    8/13/99      230,000
Securities with
Enhanced Returns,
Series 1998-MM-7-1 Trust
--------------------------------------------------------------------------------------------------------
Restructured Asset                                            286,000     5.053+    1/21/00      286,000
Securities with
Enhanced Returns,
Series 1998-MM-12-3 Trust
--------------------------------------------------------------------------------------------------------
Total Corporate Notes (Cost--$2,428,275) ..................................................    2,428,259
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                        Funding Agreements--1.7%
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
AIG Life Insurance                                         $   50,000     4.959+%   7/01/99   $   50,000
Company
--------------------------------------------------------------------------------------------------------
Allstate Life                                                  45,000     4.967+    6/30/99       45,000
Insurance Co.
--------------------------------------------------------------------------------------------------------
John Hancock Mutual                                           125,000     5.003+    7/30/99      125,000
Life Insurance Co.
--------------------------------------------------------------------------------------------------------
Life Insurance Company                                        150,000     4.963+   11/23/99      150,000
of Virginia
--------------------------------------------------------------------------------------------------------
Pacific Life                                                   40,000     4.993+    6/01/99       40,000
Insurance Co.                                                  40,000     4.969+   10/01/99       40,000
--------------------------------------------------------------------------------------------------------
Security Life of Denver                                       147,000     5.034+    3/23/00      147,000
Insurance Co.
--------------------------------------------------------------------------------------------------------
Transamerica                                                  150,000     5.023+    4/15/99      150,000
Life Insurance &
Annuity Company
--------------------------------------------------------------------------------------------------------
Transamerica Occidental                                        75,000     4.963+   11/22/99       75,000
Life Insurance Company                                        100,000     5.023+    3/01/00      100,000
--------------------------------------------------------------------------------------------------------
Travelers Insurance                                            25,000     4.993+    4/01/99       25,000
Company (The)                                                  25,000     4.963+    9/21/99       25,000
                                                               25,000     4.969+    2/01/00       25,000
                                                               45,000     4.993+    2/01/00       45,000
--------------------------------------------------------------------------------------------------------
Total Funding Agreements (Cost--$1,042,000) ...............................................    1,042,000
--------------------------------------------------------------------------------------------------------
                                           Master Notes--3.4%
--------------------------------------------------------------------------------------------------------
Exxon Corp.                                                 1,200,000     4.85      7/09/99    1,200,000
--------------------------------------------------------------------------------------------------------
Goldman Sachs                                                 700,000     4.963+   10/15/99      700,000
Group, L.P.                                                   130,000     4.963+   11/18/99      130,000
--------------------------------------------------------------------------------------------------------
Total Master Notes (Cost--$2,029,885) .....................................................    2,030,000
--------------------------------------------------------------------------------------------------------
                                         Medium-Term Notes--7.1%
--------------------------------------------------------------------------------------------------------
Abbey National                                                130,000     5.72+     6/11/99      130,138
Treasury Services Plc                                         205,000     4.774+    6/15/99      204,956
                                                              100,000     4.79+     7/20/99       99,976
                                                              150,000     4.85+     8/17/99      149,937
                                                              100,000     4.87+     8/17/99       99,970
--------------------------------------------------------------------------------------------------------
Bank of New York                                               25,000     4.851+    7/22/99       24,993
Co., Inc.
--------------------------------------------------------------------------------------------------------
Beneficial Corp.                                               35,000     5.053+    9/10/99       35,021
--------------------------------------------------------------------------------------------------------
CIT Group Holdings,                                           125,000     4.81      4/19/99      124,996
Inc. (The)                                                     62,000     4.80+     5/24/99       61,994
                                                              100,000     4.79+     6/28/99       99,981
                                                               73,000     4.80+     7/21/99       72,985
                                                              100,000     4.83+     8/30/99       99,984
                                                               50,000     5.00+     2/14/00       49,987
--------------------------------------------------------------------------------------------------------
Credit Suisse                                                  92,000     4.95      4/06/99       92,000
First Boston                                                   67,000     4.95      4/09/99       67,000
--------------------------------------------------------------------------------------------------------
du Pont (E.I.) de                                              89,500     5.079     4/03/00       89,455
Nemours & Co.
--------------------------------------------------------------------------------------------------------
General Electric                                              160,000     4.82+     6/03/99      159,986
Capital Corp.                                                  45,000     4.898+    6/03/99       44,994
                                                               80,000     4.899+    6/04/99       79,990
                                                               97,000     4.905+    6/08/99       96,988
                                                              100,000     4.905+    6/09/99       99,988
                                                               40,000     5.028+    9/03/99       40,004
--------------------------------------------------------------------------------------------------------
General Motors                                                 35,000     4.95+     5/19/99       35,000
Acceptance Corp.                                              100,000     4.97+     5/24/99      100,002
                                                              170,000     4.83+     7/06/99      169,978
                                                              120,000     4.90+     7/06/99      119,985
                                                              160,000     4.914+    8/26/99      159,960
                                                               63,000     4.949+    2/03/00       62,994
                                                               11,000     5.70+     2/23/00       11,038
                                                              196,000     5.17+    12/01/00      195,961
                                                              145,000     5.034+    2/27/01      144,984
--------------------------------------------------------------------------------------------------------
Goldman Sachs                                                 118,000     5.03+     4/11/00      117,976
Group, L.P.
--------------------------------------------------------------------------------------------------------
Household Finance                                             148,000     4.95+     9/13/99      147,985
Corp.
--------------------------------------------------------------------------------------------------------
International Business                                         22,000     4.906     4/01/99       22,000
Machines Corp.                                                 50,000     4.82+     6/01/99       49,988
--------------------------------------------------------------------------------------------------------
National Rural Utilities                                       75,000     4.92+     9/21/99       74,993
Cooperative Finance
Corp.
--------------------------------------------------------------------------------------------------------
Norwest Corporation                                           100,000     4.988+   10/28/99      100,020
--------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                 200,000     4.81+     8/19/99      199,894
--------------------------------------------------------------------------------------------------------
Svenska                                                       100,000     4.938+    8/19/99       99,980
Handelsbanken AB
--------------------------------------------------------------------------------------------------------
Wells Fargo & Co.                                              75,000     4.88+     4/26/00       74,946
--------------------------------------------------------------------------------------------------------
Xerox Capital                                                 150,000     4.89      8/20/99      149,970
(Europe) Plc
--------------------------------------------------------------------------------------------------------
Xerox Credit                                                  200,000     4.87+     4/06/00      199,843
Corporation
--------------------------------------------------------------------------------------------------------
Total Medium-Term Notes (Cost--$4,262,773) ................................................    4,262,820
--------------------------------------------------------------------------------------------------------
                                  US Government & Agency Obligations--
                                          Discount Notes--9.3%
--------------------------------------------------------------------------------------------------------
Federal Farm                                                   59,000     4.82      6/24/99       58,336
Credit Banks                                                   47,000     5.27      6/30/99       46,433
                                                               25,000     5.25      7/28/99       24,607
                                                               20,837     4.66      8/11/99       20,471
                                                               39,000     4.45      8/19/99       38,273
                                                               49,000     4.58      8/27/99       48,035
--------------------------------------------------------------------------------------------------------
Federal Home                                                  100,000     4.71      6/23/99       98,887
Loan Banks                                                    183,000     4.68      6/30/99      180,793
                                                              143,520     4.71      6/30/99      141,790
                                                              165,000     4.59      7/13/99      162,731
                                                               15,800     5.22      8/13/99       15,518
                                                               55,000     4.45     10/08/99       53,611
--------------------------------------------------------------------------------------------------------
Federal Home Loan                                              25,627     4.78      4/06/99       25,607
Mortgage Corp.                                                 74,164     4.85      4/09/99       74,076
                                                              113,779     4.78      6/02/99      112,829
                                                              250,000     4.81      6/02/99      247,913
                                                               71,075     4.78      6/04/99       70,463
                                                               75,792     4.79      6/04/99       75,139
                                                               81,523     4.78      6/07/99       80,788
                                                               35,000     4.78      6/09/99       34,675
--------------------------------------------------------------------------------------------------------

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONTINUED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                  US Government & Agency Obligations--
                                       Discount Notes (continued)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Federal Home Loan                                          $   40,376     4.775%    6/10/99   $   39,996
Mortgage Corp.                                                150,000     4.78      6/10/99      148,589
(concluded)                                                    75,000     4.79      6/10/99       74,294
                                                               19,796     4.52      8/30/99       19,398
                                                               37,200     4.46     10/01/99       36,295
--------------------------------------------------------------------------------------------------------
Federal National                                              100,000     4.71      5/13/99       99,427
Mortgage Association                                          100,000     4.70      6/01/99       99,178
                                                              357,000     4.78      6/03/99      353,973
                                                               50,000     5.14      6/04/99       49,569
                                                               81,000     4.68      6/08/99       80,259
                                                              114,000     4.68      6/09/99      112,943
                                                               50,000     4.69      6/10/99       49,530
                                                               20,000     4.61      6/11/99       19,809
                                                               18,686     4.38      6/14/99       18,500
                                                               10,000     5.13      6/14/99        9,901
                                                               53,000     5.12      6/15/99       52,466
                                                               25,000     4.35      6/18/99       24,738
                                                               50,000     4.375     6/18/99       49,477
                                                               50,000     4.63      6/23/99       49,444
                                                               66,335     4.68      6/25/99       65,579
                                                                9,586     4.38      6/30/99        9,470
                                                               46,000     4.625     7/02/99       45,434
                                                               50,000     5.25      7/06/99       49,359
                                                               11,095     5.11      7/14/99       10,941
                                                               75,525     5.23      8/04/99       74,267
                                                               25,000     5.235     8/04/99       24,583
                                                               16,658     5.03      8/09/99       16,369
                                                               20,000     4.52      8/12/99       19,646
                                                               30,000     4.55      8/12/99       29,468
                                                              116,000     4.66      8/13/99      113,929
                                                              150,000     4.66      8/19/99      147,204
                                                               64,000     5.06      8/20/99       62,798
                                                              100,000     5.16      8/20/99       98,122
                                                               54,000     5.05      8/24/99       52,957
                                                               37,025     5.06      8/24/99       36,310
                                                               18,000     5.07      8/24/99       17,653
                                                               54,586     4.645     9/22/99       53,323
                                                               50,000     4.47     10/01/99       48,784
--------------------------------------------------------------------------------------------------------
Student Loan                                                   15,000     4.38      6/30/99       14,819
Marketing Association                                          85,000     4.60      6/30/99       83,975
                                                               50,000     4.62      6/30/99       49,397
                                                               53,133     4.72      6/30/99       52,493
--------------------------------------------------------------------------------------------------------
US Treasury Bills                                             200,000     3.835     4/15/99      199,637
                                                               90,000     3.69      4/22/99       89,752
                                                               60,000     4.53      5/13/99       59,678
                                                               25,000     4.285     6/03/99       24,805
                                                              100,000     3.94      6/24/99       98,971
                                                               90,000     4.31      7/29/99       88,710
                                                              188,500     3.885     9/16/99      184,589
                                                              100,000     3.98     10/14/99       97,581
                                                              200,000     4.05     10/14/99      195,163
                                                              280,000     4.36     12/09/99      271,312
                                                              150,000     4.20      1/06/00      144,813
--------------------------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Discount Notes (Cost--$5,632,491) .........................................................    5,630,652
--------------------------------------------------------------------------------------------------------
                                  US Government & Agency Obligations--
                                        Non-Discount Notes--18.5%
--------------------------------------------------------------------------------------------------------
Federal Farm                                                  380,000     5.12     10/01/99      380,160
Credit Banks                                                   25,000     4.87+    12/01/99       25,000
                                                               46,100     4.875     2/02/01       45,870
--------------------------------------------------------------------------------------------------------
Federal Home                                                  200,000     4.933+    4/01/99      200,000
Loan Banks                                                    200,000     4.968+    4/09/99      199,997
                                                               53,000     5.63      6/15/99       53,051
                                                              257,000     4.938+    8/12/99      256,944
                                                              275,000     5.028+    9/02/99      274,942
                                                              200,000     6.05      9/13/99      200,880
                                                               60,000     4.88     10/01/99       59,958
                                                               51,615     4.71     10/08/99       51,528
                                                              178,000     4.84+    11/09/99      177,936
                                                              650,000     4.84+    11/12/99      649,762
                                                              529,000     4.84+    11/16/99      528,767
                                                               75,000     4.895     2/04/00       74,858
                                                               29,405     5.445     2/04/00       29,473
--------------------------------------------------------------------------------------------------------
Federal Home Loan                                              57,300     7.125     7/21/99       57,664
Mortgage Corp.                                                415,000     4.736+    3/20/00      414,679
                                                               37,800     5.875     5/19/00       37,824
                                                              100,000     5.05     11/17/00       99,579
                                                               50,000     5.13     11/24/00       49,836
                                                               50,000     5.18     11/24/00       49,867
                                                               75,000     5.15      1/26/01       74,701
                                                               75,000     5.125     2/08/01       74,648
                                                               50,000     5.18      2/09/01       49,815
                                                               40,823     5.53      3/09/01       40,856
--------------------------------------------------------------------------------------------------------
Federal National                                              454,000     4.98      5/12/99      453,959
Mortgage Association                                          200,000     4.511+    6/02/99      199,942
                                                              315,000     4.902+    7/15/99      314,954
                                                               40,000     4.511+    7/26/99       39,978
                                                              580,000     4.907+    7/30/99      579,840
                                                              100,000     5.86      7/30/99      100,282
                                                               80,000     5.86      8/04/99       80,224
                                                              255,000     4.967+    8/19/99      254,927
                                                              310,000     5.08      9/24/99      310,062
                                                              117,000     5.83      9/27/99      117,445

CMA MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 1999 (CONCLUDED)          (IN THOUSANDS)

                                                              Face       Interest  Maturity      Value
Issue                                                        Amount        Rate*     Date      (Note 1a)
--------------------------------------------------------------------------------------------------------
                                  US Government & Agency Obligations--
                                     Non-Discount Notes (continued)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
Federal National                                           $   82,100     4.81%    10/05/99   $   82,006
Mortgage Association                                           84,811     4.63     10/14/99       84,633
(concluded)                                                   324,000     5.002+   10/27/99      323,912
                                                              200,000     5.60      1/12/00      200,764
                                                              236,250     4.80      2/04/00      235,605
                                                              100,000     5.51      2/04/00      100,304
                                                              100,000     5.00     10/02/00       99,760
                                                               16,920     4.89     10/13/00       16,830
                                                               75,000     5.21      1/26/01       74,760
                                                               50,000     5.41      3/22/01       49,945
                                                               75,000     5.40      3/27/01       75,094
                                                               75,000     5.37      4/05/01       75,070
                                                               60,000     5.375     4/06/01       59,898
--------------------------------------------------------------------------------------------------------
International Bank for                                         35,500     7.85      7/01/99       35,718
Reconstruction &                                               35,000     5.68      9/27/99       35,102
Development
--------------------------------------------------------------------------------------------------------
Student Loan                                                  100,000     5.53      7/16/99      100,107
Marketing Association                                          81,000     4.50+     8/02/99       80,857
                                                               28,000     5.89     11/17/99       28,146
                                                              500,000     4.79+    12/03/99      499,780
                                                              278,000     4.947+    2/04/00      277,943
                                                              597,000     5.152+    2/14/00      596,641
--------------------------------------------------------------------------------------------------------
US Treasury Notes                                             150,000     6.75      6/30/99      150,767
                                                              120,000     6.00      8/15/99      120,562
                                                              100,000     5.375     1/31/00      100,422
                                                              550,000     7.75      1/31/00      562,740
                                                               75,000     6.875     3/31/00       76,424
                                                              100,000     4.50      9/30/00       99,262
                                                              150,000     4.00     10/31/00      147,691
                                                               50,000     4.625    11/30/00       49,680
                                                              100,000     4.50      1/31/01       99,125
--------------------------------------------------------------------------------------------------------
Total US Government & Agency Obligations--
Non-Discount Notes (Cost--$11,154,915) ....................................................   11,149,756
--------------------------------------------------------------------------------------------------------
Face
Amount                  Issue
--------------------------------------------------------------------------------------------------------
                                      Repurchase Agreements**--0.1%
--------------------------------------------------------------------------------------------------------
$64,760  Aubrey G. Lanston & Co., Inc., purchased                                                 64,760
         on 3/31/99 to yield 5% to 4/01/99
--------------------------------------------------------------------------------------------------------
Total Repurchase Agreements (Cost--$64,760) ...............................................       64,760
--------------------------------------------------------------------------------------------------------
Total Investments (Cost--$61,268,411)--101.5% .............................................   61,262,028

Liabilities in Excess of Other Assets--(1.5%) .............................................     (920,882)
                                                                                             -----------

Net Assets--100.0% ........................................................................  $60,341,146
                                                                                             ===========

--------------------------------------------------------------------------------

* Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown reflect the discount rates paid at the time of purchase by the Fund. Other securities bear interest at the rates shown, payable at fixed dates through maturity. Interest rates on variable rate securities are adjusted periodically based on appropriate indexes. The interest rates shown are the rates in effect at March 31, 1999.

** Repurchase Agreements are fully collateralized by US Government & Agency Obligations.

+   Variable Rate Notes.

++  Subject to principal paydowns.

    See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 1999

Assets:
Investments, at value (identified cost--$61,268,410,695+) (Note 1a) .......                       $ 61,262,027,546
Cash ......................................................................                                500,622
Interest receivable .......................................................                            208,934,269
Prepaid registration fees and other assets (Note 1e) ......................                              1,146,933
                                                                                                  ----------------
Total assets ..............................................................                         61,472,609,370
                                                                                                  ----------------
Liabilities:
Payables:
  Securities purchased ....................................................   $  1,085,235,514
  Investment adviser (Note 2) .............................................         20,504,348
  Distributor (Note 2) ....................................................         17,749,816
  Dividends to shareholders (Note 1f) .....................................             10,973       1,123,500,651
                                                                              ----------------
Accrued expenses and other liabilities ....................................                              7,962,338
                                                                                                  ----------------
Total liabilities .........................................................                          1,131,462,989
                                                                                                  ----------------
Net Assets ................................................................                       $ 60,341,146,381
                                                                                                  ================
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized ................................................................                       $  6,034,752,953
Paid-in capital in excess of par ..........................................                         54,312,776,577
Unrealized depreciation on investments--net ...............................                             (6,383,149)
                                                                                                  ----------------
Net Assets--Equivalent to $1.00 per share based on 60,347,529,528 shares of
beneficial interest outstanding ...........................................                       $ 60,341,146,381
                                                                                                  ================

+ Cost for Federal income tax purposes. As of March 31, 1999, net unrealized depreciation for Federal income tax purposes amounted to $6,383,149 of which $5,992,671 related to appreciated securities and $12,375,820 related to depreciated securities.

    See Notes to Financial Statements.

CMA MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 1999

Investment Income (Note 1d):
Interest and amortization of premium and discount earned ...                     $2,945,972,890
Expenses:
Investment advisory fees (Note 2) ..........................   $  206,023,610
Distribution fees (Note 2) .................................       67,833,239
Transfer agent fees (Note 2) ...............................       20,816,495
Registration fees (Note 1e) ................................        7,974,081
Interest expense (Note 4) ..................................        2,337,483
Accounting services (Note 2) ...............................        1,735,401
Custodian fees .............................................        1,239,858
Printing and shareholder reports ...........................        1,010,403
Professional fees ..........................................          156,006
Trustees' fees and expenses ................................          101,582
Other ......................................................          266,559
                                                               --------------
Total expenses .............................................                        309,494,717
                                                                                 --------------
Investment income--net .....................................                      2,636,478,173
Realized Gain on Investments--Net (Note 1d) ................                         13,518,382
Change in Unrealized Depreciation on Investments--Net ......                          2,482,608
                                                                                 --------------
Net Increase in Net Assets Resulting from Operations .......                     $2,652,479,163
                                                                                 ==============

See Notes to Financial Statements.

CMA MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    For the Year Ended March 31,
                                                                               --------------------------------------
Increase (Decrease) in Net Assets:                                                   1999                 1998
---------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .....................................................   $   2,636,478,173    $   2,311,941,375
Realized gain on investments--net ..........................................          13,518,382            5,277,494
Change in unrealized depreciation on investments--net ......................           2,482,608           15,324,920
                                                                               -----------------    -----------------
Net increase in net assets resulting from operations .......................       2,652,479,163        2,332,543,789
                                                                               -----------------    -----------------
Dividends & Distributions to Shareholders (Note 1f):
Investment income--net .....................................................      (2,636,478,173)      (2,311,941,375)
Realized gain on investments--net ..........................................         (13,518,382)          (5,277,494)
                                                                               -----------------    -----------------
Net decrease in net assets resulting from dividends and distributions
to shareholders ............................................................      (2,649,996,555)      (2,317,218,869)
                                                                               -----------------    -----------------
Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares ...........................................     237,171,585,039      202,384,030,927
Net asset value of shares issued to shareholders in reinvestment of
dividends and distributions (Note 1f) ......................................       2,644,236,852        2,312,393,811
                                                                               -----------------    -----------------
                                                                                 239,815,821,891      204,696,424,738
Cost of shares redeemed ....................................................    (230,400,937,720)    (195,772,722,923)
                                                                               -----------------    -----------------
Net increase in net assets derived from beneficial interest transactions ...       9,414,884,171        8,923,701,815
                                                                               -----------------    -----------------
Net Assets:
Total increase in net assets ...............................................       9,417,366,779        8,939,026,735
Beginning of year ..........................................................      50,923,779,602       41,984,752,867
                                                                               -----------------    -----------------
End of year ................................................................    $ 60,341,146,381     $ 50,923,779,602
                                                                               =================    =================

See Notes to Financial Statements.

CMA MONEY FUND
FINANCIAL HIGHLIGHTS

The following per share data and ratios have
been derived from information provided in the
financial statements.                                                For the Year Ended March 31,
                                             ---------------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:         1999            1998            1997            1996            1995
------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year .......   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                             -----------     -----------     -----------     -----------     -----------
Investment income--net ...................         .0483           .0512           .0490           .0529           .0437
Realized and unrealized gain on
investments--net .........................         .0002           .0004              --           .0003           .0005
                                             -----------     -----------     -----------     -----------     -----------
Total from investment operations .........         .0485           .0516           .0490           .0532           .0442
                                             -----------     -----------     -----------     -----------     -----------
Less dividends and distributions:
  Investment income--net .................        (.0483)         (.0512)         (.0490)         (.0529)         (.0437)
  Realized gain on investments--net ......        (.0002)         (.0001)         (.0002)         (.0006)         (.0003)
                                             -----------     -----------     -----------     -----------     -----------
Total dividends and distributions ........        (.0485)         (.0513)         (.0492)         (.0535)         (.0440)
                                             -----------     -----------     -----------     -----------     -----------
Net asset value, end of year .............   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                             ===========     ===========     ===========     ===========     ===========
Total Investment Return ..................          4.98%           5.26%           5.04%           5.49%           4.50%
                                             ===========     ===========     ===========     ===========     ===========
Ratios to Average Net Assets:
Expenses, excluding interest expenses ....           .56%            .56%            .55%             --              --
                                             ===========     ===========     ===========     ===========     ===========
Expenses .................................           .57%            .57%            .56%            .56%            .56%
                                             ===========     ===========     ===========     ===========     ===========
Investment income and realized gain on
investments--net .........................          4.84%           5.13%           4.89%           5.35%           4.42%
                                             ===========     ===========     ===========     ===========     ===========
Supplemental Data:
Net assets, end of year (in thousands) ...   $60,341,146     $50,923,780     $41,984,753     $36,922,858     $29,066,762
                                             ===========     ===========     ===========     ===========     ===========

See Notes to Financial Statements.

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:

CMA Money Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days are valued at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees.

(b) Repurchase agreements--The Fund invests in US Government securities pursuant to repurchase agreements. Under such agreements, the Counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income, including amortization of premium and discount, is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(e) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: 0.50% of the Fund's average daily net assets not exceeding $500 million; 0.425% of the average daily net assets in excess of $500 million, but not exceeding $1 billion; and 0.375% of the average daily net assets in excess of $1 billion.

The Fund has adopted a Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated

CMA MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

("MLPF&S") receives a distribution fee under the Distribution Agreement from the Fund at the end of each month at the annual rate of 0.125% of average daily net assets of the Fund for shareholders who maintain their accounts through MLPF&S. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares purchased and redeemed during the years corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Reverse Repurchase Agreements:

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing cash, cash equivalents or liquid high grade debt securities having a value at least equal to the repurchase price.

For the year ended March 31, 1999, the average amount outstanding was approximately $50,890,000 and the daily weighted average interest rate was 4.59%.

CMA MONEY FUND
INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders,
CMA Money Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Money Fund as of March 31, 1999, the related statements of operations for the year then ended and changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of CMA Money Fund at March 31, 1999, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


Deloitte & Touche LLP
Princeton, New Jersey
May 17, 1999

CMA MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)

None of the ordinary income distributions paid daily by CMA Money Fund during the fiscal year ended March 31, 1999 qualify for the dividends-received deduction for corporations. The Fund distributed long-term capital gains of $.0000007 per share to shareholders of record on March 24, 1999. All of this long-term capital gain distribution is subject to the 20% tax rate.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal Obligations is exempt from state income tax. We recommend that you consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

Listed below are the percentages of total assets of the Fund invested in Federal Obligations as of the end of each quarter of the fiscal year:

--------------------------------------------------------------------------------
                                                                      Federal
For the Quarter Ended                                               Obligations*
--------------------------------------------------------------------------------
June 30, 1998 ...................................................      11.56%
September 30, 1998 ..............................................      10.21%
December 31, 1998 ...............................................      14.75%
March 31, 1999 ..................................................      14.22%
--------------------------------------------------------------------------------

Of the Fund's ordinary income dividends paid during the fiscal year ended March 31, 1999, 12.44% was attributable to Federal Obligations. In calculating the foregoing percentages, Fund expenses have been allocated on a pro rata basis.

Please retain this information for your records.

* For purposes of this calculation, Federal Obligations include US Treasury Notes, US Treasury Bills and US Treasury Bonds. Also included are obligations issued by the following agencies: Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Land Banks, Federal Home Loan Banks, and the Student Loan Marketing Association. Repurchase Agreements are not included in this calculation.

CMA MONEY FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Kevin J. McKenna--Senior Vice President
Joseph T. Monagle Jr.--Senior Vice President
Donald C. Burke--Vice President and
  Treasurer
Robert Harris--Secretary

--------------------------------------------------------------------------------
Gerald M. Richard, Treasurer of CMA Money Fund has recently retired. His colleagues at Merrill Lynch Asset Management, L.P. join the Fund's Board of Trustees in wishing Mr. Richard well in his retirement.
--------------------------------------------------------------------------------

Custodian

State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

*   For inquiries regarding your CMA account, call (800) CMA-INFO [(800)
    262-4636].

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Statements and other information herein are as dated and are subject to change.

CMA Money Fund
Box 9011
Princeton, NJ 08543-9011                                            #11213--3/99

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